Description of the Plan - Participant and Non-Participant Directed Investments (Details) - The Magna Group of Companies Retirement Savings Plans - Employer's securities	12 Months Ended
Dec. 31, 2025
Description of the Plan
Maximum diversification percent	100.00%
Non-participant directed | Deferred Profit - Sharing
Description of the Plan
Deferred profit sharing (as a percent)	57.14%